CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues (a)
Total Revenues	¥ 1,150,444	$ 164,511	¥ 806,877	¥ 669,503
Cost of revenues (a)	(316,411)	(45,246)	(261,682)	(231,940)
Gross profit	834,033	119,265	545,195	437,563
Operating income and expenses (a)
Research and development	(346,152)	(49,499)	(243,391)	(178,207)
Selling and marketing	(362,735)	(51,870)	(342,421)	(242,511)
General and administrative	(266,522)	(38,112)	(244,385)	(229,549)
Impairment of goodwill and intangible assets	(41,563)	(5,943)	(152,890)
Other operating income, net	3,496	500	637	2,867
Total operating expenses	(1,013,476)	(144,924)	(982,450)	(647,400)
Operating loss	(179,443)	(25,659)	(437,255)	(209,837)
Other income (expenses)
Interest income, net	30,629	4,380	44,422	60,978
Foreign exchange (losses)/gains	30,783	4,402	(21,726)	(11,421)
Other income	36,896	5,276	52,059	96,765
Other expense	(145,548)	(20,813)	(191,828)	(574,135)
Loss before taxes	(226,683)	(32,414)	(554,328)	(637,650)
Income tax benefits/(expenses)	(8,469)	(1,211)	(47,258)	43,781
Net loss	(235,152)	(33,625)	(601,586)	(593,869)
Less: net income attributable to noncontrolling interests	22,561	3,226	15,971	9,029
Net loss	¥ (257,713)	$ (36,851)	¥ (617,557)	¥ (602,898)
Losses per share
Basic | (per share)	¥ (0.1754)	$ (0.0251)	¥ (0.4161)	¥ (0.4095)
Diluted | (per share)	(0.1764)	(0.0252)	(0.4162)	(0.41)
Basic | (per share)	(8.7724)	(1.255)	(20.8042)	(20.474)
Diluted | (per share)	¥ (8.8185)	$ (1.26)	¥ (20.8097)	¥ (20.4977)
Weighted average number of shares used in computation of ordinary shares:
Basic	1,533,473,068	1,533,473,068	1,503,054,847	1,472,615,281
Diluted	1,533,473,068	1,533,473,068	1,503,054,847	1,472,615,281
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	¥ (50,422)	$ (7,210)	¥ 49,045	¥ 45,769
Unrealized (losses)/gain on available-for-sale securities, net	1,121	160	2,642	(43,494)
Other comprehensive income/(loss)	(49,301)	(7,050)	51,687	2,275
Total comprehensive loss	(284,453)	(40,675)	(549,899)	(591,594)
Less: total comprehensive income attributable to noncontrolling interests	21,438	3,066	14,089	8,398
Total comprehensive loss attributable to Cheetah Mobile Inc.	(305,891)	(43,741)	(563,988)	(599,992)
Cost of Sales [Member]
Related party Transactions
Amount of transactions with related parties	(52,618)	(7,524)	(33,147)	(29,367)
Research and development
Related party Transactions
Amount of transactions with related parties	(7,977)	(1,141)	(8,545)	(8,632)
Selling and Marketing Expense [Member]
Related party Transactions
Amount of transactions with related parties	(2,022)	(289)	(921)	(1,419)
General and Administrative Expense [Member]
Related party Transactions
Amount of transactions with related parties	(3,160)	(452)	(4,685)	(7,292)
Related Party [Member]
Related party Transactions
Revenues	63,510	9,082	56,438	52,663
Internet Business [Member]
Revenues (a)
Total Revenues	615,281	87,984	517,188	450,134
AI and Others [Member]
Revenues (a)
Total Revenues	¥ 535,163	$ 76,527	¥ 289,689	¥ 219,369